Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 563.7	€ 542.9
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Individually Held	5.00%
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Held In Total	80.00%
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 493.9	489.2
Depreciation	87.3	79.8	€ 63.4
Property, plant and equipment	501.6	493.9	489.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	768.8	730.6
Additions	67.6	72.4
Increase (decrease) through transfers and other changes, property, plant and equipment		1.7
Disposals	(4.0)	(11.0)
Effect of movements in foreign exchange	(2.3)	21.5
Disposals, property, plant and equipment	4.0	11.0
Property, plant and equipment	834.7	768.8	730.6
Disposals, property, plant and equipment	4.0	11.0
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(274.9)	(241.4)
Increase (decrease) through transfers and other changes, property, plant and equipment		(0.1)
Disposals	2.7	10.2
Effect of movements in foreign exchange	1.2	(13.9)
Depreciation	59.7	57.7
Disposals, property, plant and equipment	(2.7)	(10.2)
Property, plant and equipment	(333.1)	(274.9)	(241.4)
Disposals, property, plant and equipment	(2.7)	(10.2)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	177.4	176.2
Property, plant and equipment	181.3	177.4	176.2
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	226.0	216.7
Additions	14.2	13.6
Increase (decrease) through transfers and other changes, property, plant and equipment		0.0
Disposals	(1.8)	(0.1)
Effect of movements in foreign exchange	(0.8)	4.2
Disposals, property, plant and equipment	1.8	0.1
Property, plant and equipment	239.2	226.0	216.7
Disposals, property, plant and equipment	1.8	0.1
Land and buildings | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(48.6)	(40.5)
Increase (decrease) through transfers and other changes, property, plant and equipment		0.0
Disposals	1.5	0.0
Effect of movements in foreign exchange	0.3	(2.2)
Depreciation	10.5	10.3
Disposals, property, plant and equipment	(1.5)	0.0
Property, plant and equipment	(57.9)	(48.6)	(40.5)
Disposals, property, plant and equipment	(1.5)	0.0
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	309.1	302.9
Property, plant and equipment	310.8	309.1	302.9
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	528.6	494.2
Additions	49.1	57.0
Increase (decrease) through transfers and other changes, property, plant and equipment		0.0
Disposals	(1.9)	(5.3)
Effect of movements in foreign exchange	(1.4)	17.3
Disposals, property, plant and equipment	1.9	5.3
Property, plant and equipment	577.2	528.6	494.2
Disposals, property, plant and equipment	1.9	5.3
Plant and equipment | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(219.5)	(191.3)
Increase (decrease) through transfers and other changes, property, plant and equipment		0.0
Disposals	1.0	4.6
Effect of movements in foreign exchange	0.8	(11.5)
Depreciation	47.1	44.3
Disposals, property, plant and equipment	(1.0)	(4.6)
Property, plant and equipment	(266.4)	(219.5)	(191.3)
Disposals, property, plant and equipment	(1.0)	(4.6)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7.4	10.1
Property, plant and equipment	9.5	7.4	10.1
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	14.2	19.7
Additions	4.3	1.8
Increase (decrease) through transfers and other changes, property, plant and equipment		1.7
Disposals	(0.3)	(5.6)
Effect of movements in foreign exchange	(0.1)	0.0
Disposals, property, plant and equipment	0.3	5.6
Property, plant and equipment	18.3	14.2	19.7
Disposals, property, plant and equipment	0.3	5.6
Computer equipment | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(6.8)	(9.6)
Increase (decrease) through transfers and other changes, property, plant and equipment		(0.1)
Disposals	0.2	5.6
Effect of movements in foreign exchange	0.1	(0.2)
Depreciation	2.1	3.1
Disposals, property, plant and equipment	(0.2)	(5.6)
Property, plant and equipment	(8.8)	(6.8)	€ (9.6)
Disposals, property, plant and equipment	€ (0.2)	€ (5.6)